Intangible assets, net - Amortization expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Intangible assets, net
Amortization expense	$ 2,667	$ 2,419
Cost of revenues
Intangible assets, net
Amortization expense	2,666	2,417
General and administrative expenses
Intangible assets, net
Amortization expense	$ 1	$ 2